Share-based payments - Additional Information (Detail) $ / shares in Units, $ in Billions	1 Months Ended	12 Months Ended
	Jan. 31, 2026 shares	Dec. 31, 2025 USD ($) $ / shares	Dec. 31, 2025 EUR (€) shares	Dec. 31, 2024 $ / shares	Dec. 31, 2023 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Share based compensation by share based payment arrangement weighted average fair value per share | $ / shares		$ 4.78		$ 8.23	$ 6.99
Additional expense | €			€ 0
Restricted Stock Units Granted for Grant Date Fair Value | shares			0
Restricted stock units related expenses | €			€ 0
Nonadjusting Events After Reporting Period [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Restricted Stock Units Granted for Grant Date Fair Value | shares	1,055,080
Performance Based Options [Member] | Tranche One [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization		$ 1.5
Performance Based Options [Member] | Tranche Two [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization		2.0
Performance Based Options [Member] | Tranche Three [Member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Minimum market capitalization		$ 3.0